INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Series Fifteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		$ 455,102	$ 593,055
Series Sixteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		711,685	836,199
Fund Receivable				$ 65,000
Series Seventeen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		435,970	505,941
Write Off Of Capital Contribution Payable	$ 8,819			$ 6,086
Series Eighteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		400,659	574,802
Fund Receivable	$ 305,289
Series Nineteen [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting		$ 110,857	$ 225,605